Biological Assets - Additional Information (Details) - kg	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Changes In Biological Assets [Abstract]
Estimated biological assets to be harvested	2,800	10,455
Harvested biological assets	337	34,012